Fees and Expenses	Jan. 28, 2026 USD ($)
TETON WESTWOOD MIGHTY MITES FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Mighty Mites Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Mighty Mites Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Mighty Mites Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 56 of the Mighty Mites Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” on page 59 of the Mighty Mites Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Mighty Mites Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	1.53%	2.28%	1.28%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Mighty Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mighty Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mighty Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$156	$484	$834	$1,824
Class A Shares	$549	$864	$1,201	$2,150
Class C Shares	$331	$712	$1,219	$2,613
Class I Shares	$130	$405	$701	$1,544

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Mighty Mites Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$156	$484	$834	$1,824
Class A Shares	$549	$864	$1,201	$2,150
Class C Shares	$231	$712	$1,219	$2,613
Class I Shares	$130	$405	$701	$1,544

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	2.00%
Keeley Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Small Cap Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Small Cap Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 56 of the Small Cap Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” on page 59 of the Small Cap Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Small Cap Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.66%	1.66%	2.41%	1.41%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.41)%	(0.41)%	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.25%	1.25%	2.00%	1.00%

(1)	Gabelli Funds, LLC (the “Small Cap Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Small Cap Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25% for Class AAA shares, 1.25% for Class A shares, 2.00% for Class C shares, and 1.00% for Class I shares. Under this same arrangement, the Small Cap Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Small Cap Adviser such amount provided the Small Cap Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2027, and may not be terminated by the Fund or the Small Cap Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Small Cap Adviser, the Small Cap Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$127	$483	$863	$1,930
Class A Shares	$522	$864	$1,230	$2,256
Class C Shares	$303	$712	$1,248	$2,716
Class I Shares	$102	$406	$732	$1,655

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Small Cap Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$127	$483	$863	$1,930
Class A Shares	$522	$864	$1,230	$2,256
Class C Shares	$203	$712	$1,248	$2,716
Class I Shares	$102	$406	$732	$1,655

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
TETON Convertible Securities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Convertible Securities Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Convertible Securities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Convertible Securities Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 56 of the Convertible Securities Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” on page 59 of the Convertible Securities Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Convertible Securities Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.91%	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	2.16%	2.16%	2.91%	1.91%
Less Fee Waiver and/or Expense Reimbursement(1)	(1.00)%	(1.00)%	(1.00)%	(1.00)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.16%	1.16%	1.91%	0.91%

(1)	Keeley-Teton Advisors, LLC (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Convertible Securities Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.15% for Class AAA shares, 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. Under this same arrangement, the Convertible Securities Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Convertible Securities Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2027, unless sooner terminated by the Fund or by the Adviser with the consent of the Board, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Convertible Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Convertible Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Convertible Securities Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$118	$579	$1,067	$2,414
Class A Shares	$513	$956	$1,425	$2,717
Class C Shares	$294	$806	$1,445	$3,161
Class I Shares	$93	$503	$939	$2,152

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Convertible Securities Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$118	$579	$1,067	$2,414
Class A Shares	$513	$956	$1,425	$2,717
Class C Shares	$194	$806	$1,445	$3,161
Class I Shares	$93	$503	$939	$2,152

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Convertible Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Convertible Securities Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Convertible Securities Fund’s performance. During the most recent fiscal year, the Convertible Securities Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	63.00%
TETON WESTWOOD EQUITY FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Equity Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 56 of the Equity Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” on page 59 of the Equity Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Equity Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.68%	1.68%	2.43%	1.43%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$171	$529	$912	$1,987
Class A Shares	$564	$908	$1,276	$2,307
Class C Shares	$346	$757	$1,295	$2,766
Class I Shares	$146	$453	$782	$1,714

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$171	$529	$912	$1,987
Class A Shares	$564	$908	$1,276	$2,307
Class C Shares	$246	$757	$1,295	$2,766
Class I Shares	$146	$453	$782	$1,714

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	75.00%
TETON WESTWOOD BALANCED FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Balanced Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Balanced Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 56 of the Balanced Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” on page 59 of the Balanced Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Balanced Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.43%	1.43%	2.18%	1.18%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$146	$453	$782	$1,714
Class A Shares	$540	$835	$1,151	$2,046
Class C Shares	$321	$682	$1,169	$2,513
Class I Shares	$120	$375	$650	$1,433

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Balanced Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$146	$453	$782	$1,714
Class A Shares	$540	$835	$1,151	$2,046
Class C Shares	$221	$682	$1,169	$2,513
Class I Shares	$120	$375	$650	$1,433

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	77.00%